UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.3%

Security	Principal Amount (000’s omitted)	Value
Education — 15.1%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$11,007,750
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	16,711,254
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	3,985	4,463,001
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	17,064,750
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,522,381
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,860,545
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,215,140
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,790	10,203,168
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	17,266,203
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	15,228,810
University of California, 5.25%, 5/15/39	4,450	5,054,444
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,553,400
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	16,156,382

		$145,307,228

Electric Utilities — 4.3%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,695,886
JEA St. Johns River Power Park System, FL, 4.00%, 10/1/32(1)	10,000	10,260,400
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	11,062,800
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	7,110	8,078,169
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/36	3,425	3,778,289
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,340,060

		$41,215,604

Escrowed/Prerefunded — 0.6%
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	$5,000	$5,764,600

		$5,764,600

General Obligations — 15.9%
California, 5.00%, 12/1/30	$7,390	$8,764,170
California, 5.00%, 10/1/33	18,815	22,298,221
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	9,184,698
Clark County, NV, 5.00%, 7/1/33	4,500	5,179,050
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,802,770
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,282,320
Mississippi, 5.00%, 10/1/30(1)	10,000	11,771,100
Mississippi, 5.00%, 10/1/36(1)	12,075	13,991,665
New York, NY, 5.00%, 10/1/32	10,000	11,526,500
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35	180	190,940
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,250	12,994,555
Oregon, 5.00%, 8/1/35(1)	6,750	7,784,303
Oregon, 5.00%, 8/1/36	2,000	2,300,020
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,573,625

Security	Principal Amount (000’s omitted)	Value
Washington, 4.00%, 7/1/28(1)	$10,000	$10,831,400
Washington, 5.00%, 2/1/35	15	17,584
Washington, 5.00%, 2/1/35(1)	18,250	21,394,110

		$152,887,031

Hospital — 8.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,142,100
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	2,007,534
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,570	12,795,610
Camden County Improvement Authority, NJ, (Cooper Health System), Prerefunded to 2/15/15, 5.00%, 2/15/35	2,520	2,534,137
Camden County Improvement Authority, NJ, (Cooper Health System), Prerefunded to 2/15/15, 5.25%, 2/15/27	860	865,083
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,226,049
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,685,103
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	5,040	1,542,794
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	2,623,100
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,561,917
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	5,074,103
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	12,475,445
Tarrant County Cultural Education Facilities Finance Corp.,TX, (Scott & White Healthcare), 5.25%, 8/15/40	6,105	6,886,379
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,702,097
Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,816,290

		$85,937,741

Industrial Development Revenue — 0.5%
Maricopa County, Arizona Pollution Control Corp., (El Paso Electric Co. Palo Verde Project), 4.50%, 8/1/42	$4,245	$4,406,437

		$4,406,437

Insured-Education — 3.0%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$20,384,277
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,470,369

		$28,854,646

Insured-Electric Utilities — 3.9%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,918,350
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	4,905	5,616,372
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	14,163,313
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	3,033,799
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	8,940,030

		$37,671,864

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 1.2%
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	$3,185	$3,678,070
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	1,985	2,292,298
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	3,170	3,689,848
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,875	2,191,462

		$11,851,678

Insured-General Obligations — 10.2%
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$39,095
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	15,191,200
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	3,750	4,814,288
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	9,830,639
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	9,173,578
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	29,750	24,897,477
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,451,010
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	10,129,001
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	11,903,745
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	4,275	4,325,744

		$97,755,777

Insured-Hospital — 13.3%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,980,125
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,872,190
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	12,212,080
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), Prerefunded to 11/16/15, 5.00%, 11/15/35	3,795	3,955,339
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	16,075,644
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,697,250
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	3,001,635
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,821,244
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	19,505,041
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	3,100	3,305,065
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,605,388
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	6,668,133
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,728,250
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	14,105,616

		$128,533,000

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$10,218,510

		$10,218,510

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 4.4%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,035	$1,170,078
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	26,573,760
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	14,184,690

		$41,928,528

Insured-Other Revenue — 1.5%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$6,660,057
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	8,161,965

		$14,822,022

Insured-Solid Waste — 0.5%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,213,468
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,823,976

		$5,037,444

Insured-Special Tax Revenue — 6.2%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,322,421
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	12,617,106
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	15,630,750
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	4,062,141
Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,800	11,856,022

		$59,488,440

Insured-Student Loan — 0.7%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$6,115	$6,843,786

		$6,843,786

Insured-Transportation — 20.6%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$22,576,577
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	2,500	2,881,125
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,149,360
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	2,078,568
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,807,541
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,178,324
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,332,378
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	9,112,220
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	8,757,618
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	7,600,000
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,516,040
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,243,713
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	23,230,534
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	15,490,720
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	2,044,539
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	13,341,744
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,146,534
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,310,440
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	22,368,600
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	11,109,500
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	989,290
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,137,201
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	551,290
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	17,511,096
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	15,845	14,077,649

		$198,542,601

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 14.8%
Austin, TX, Water and Wastewater System, (AGM), (BHAC), 5.00%, 11/15/33	$785	$845,076
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	2,060	2,268,616
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	10,772,370
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	12,263,800
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	2,505	2,515,070
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,376,095
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	30,351,240
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,246,819
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,404,814
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,212,598
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	2,942,084
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,508,621
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	3,057,382
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,495,203
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	10,845,105
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,708,427
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	30,521,940

		$142,335,260

Lease Revenue/Certificates of Participation — 3.5%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$1,980	$2,291,613
North Carolina, 5.00%, 5/1/26	10	12,229
North Carolina, 5.00%, 5/1/26(1)	16,000	19,567,040
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,630,500

		$33,501,382

Other Revenue — 2.6%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$12,253,925
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,897,676
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,875,712

		$25,027,313

Senior Living/Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,337,902

		$1,337,902

Special Tax Revenue — 8.4%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	$20,000	$23,344,600
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	2,895	3,425,219
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	1,535	1,811,776
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	22,912,600
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,742,100
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,889,374
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	14,196,485

		$81,322,154

Transportation — 11.1%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$3,205	$3,800,425
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,840,010

Security	Principal Amount (000’s omitted)	Value
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$8,275	$9,234,652
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,887,896
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	4,380	5,229,194
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,313,264
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	4,735	5,320,246
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,825,555
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,287,082
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,441,000
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	2,915	3,258,708
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	2,590	2,898,469
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	5,421,900
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	16,831,069
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,652,750
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,517,000

		$106,759,220

Water and Sewer — 7.9%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,866,600
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	3,109,695
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	5,475,650
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,160,747
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,127,427
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,115,533
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	11,232,487
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	11,452,700
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,636,058
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	7,168,502
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/31	10,000	11,635,400
Portland, OR, Water System, 5.00%, 5/1/36	5,385	6,072,988

		$76,053,787

Total Tax-Exempt Investments — 160.3% (identified cost $1,392,916,542)		$1,543,403,955

Other Assets, Less Liabilities — (60.3)%		$(580,809,878)

Net Assets — 100.0%		$962,594,077

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	12.1%
Texas	12.0%
Others, representing less than 10% individually	75.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 50.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 21.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	344 U.S. Long Treasury Bond	Short	$(48,374,683)	$(49,729,500)	$(1,354,817)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,354,817.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$788,483,817

Gross unrealized appreciation	$155,783,326
Gross unrealized depreciation	(2,413,188)

Net unrealized appreciation	$153,370,138

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,543,403,955	$—	$1,543,403,955
Total Investments	$—	$1,543,403,955	$—	$1,543,403,955

Liability Description
Futures Contracts	$(1,354,817)	$—	$—	$(1,354,817)
Total	$(1,354,817)	$—	$—	$(1,354,817)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2014 is not presented.

At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015